SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options, Outstanding	2,838,067	865,983
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 25 days	4 years 10 months 6 days
Weighted-Average Exercise Price, Outstanding	$ 0.78	$ 1.54
Number of Options, Exercisable	477,112	689,948
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 3 months 14 days	4 years 9 months 29 days
Weighted-Average Exercise Price, Exercisable	$ 3.14	$ 1.67
Number of Options, Expected to vest	2,838,067	865,983
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	9 years 25 days	4 years 10 months 6 days
Weighted-Average Exercise Price, Expected to vest	$ 0.78	$ 1.54